Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Company Granted Options

In the years ended December 31, 2024, and 2023, the Company granted options as follows:

	Year ended December 31, 2024
	Award amount	Exercise price	Vesting period	Expiration
Employees	65,957	0.23 NIS	4 years	10 years
Employees	378,901	$9.44-$10.88	4 years	10 years
Directors	75,957	0.23 NIS	4 years	10 years
Subcontractors	4,390	0.23 NIS	4 years	10 years
Subcontractors	16,834	$9.67-$10.48	4 years	10 years
Total granted	542,039

	Year ended December 31, 2023
	Award amount	Exercise price	Vesting period	Expiration
Employees	339,185	0.23 NIS	4 years	10 years
Subcontractors and directors	4,997	0.23 NIS	4 years	10 years
Total granted	344,182

Schedule of Fair Value of the Options

The underlying data used for computing the fair value of the options (as of the grant date) are as follows:

	2024	2023
Employees
Expected term (years) —	6.11	5.91-6.14
Expected volatility	43.48%	40.98% - 42.14%
Risk free interest rate	4.30%	3.80%-3.83%
Expected dividend yield	0.00%	0.00%
Exercise price	0.06-10.48	0.06

Non-Employees
Expected term (years) —	10.00	10.00
Expected volatility	43.48%	42.09%-42.17%
Risk free interest rate	4.30%	3.64%-3.75%
Expected dividend yield	0.00%	0.00%
Exercise price	0.06-10.48	0.06

Assumptions regarding the price of the underlying shares:
Probability of an IPO	30%	25%
Expected time to IPO (years)	0.5	0.75
Probability of liquidation event	70%	75%
Expected time to liquidation (years)	2.0	2.0

Schedule of Outstanding and Exercisable Options

The following table summarizes the number of options outstanding for the years ended December 31, 2024 and December 31, 2023, and related information:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate Intrinsic Value (in U.S. dollars)
Outstanding at December 31, 2023	1,300,475	$0.066	7.75	$14,109
Granted	542,039	$7.667	9.85	$-
Exercised	(186,038)	$0.062	(6.82)	$1,508
Forfeited	(23,684)	$4.466	(8.86)	$-
Expired	(2,219)	$0.065		$-
Outstanding at December 31, 2024	1,630,573	$2.5259	7.63	$12,274

Exercisable at December 31, 2024	947,700	$0.518	6.67	$8,938
Vested and expected to vest at December 31, 2024	1,630,573	$2.529	7.63	$12,274
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate Intrinsic Value (in U.S. dollars)
Outstanding at December 31, 2022	1,008,927	$0.068	8.12	$9,601
Granted	344,182	$0.063	9.80	$-
Exercised	(23,254)	$0.062	(7.10)	$224
Forfeited	(24,374)	$0.067	(8.91)	$-
Expired	(5,006)	$0.070	-	$-
Outstanding at December 31, 2023	1,300,475	$0.066	7.75	$14,109

Exercisable at December 31, 2023	818,625	$0.067	7.28	$8,881
Vested and expected to vest at December 31, 2023	1,300,475	$0.066	7.75	$14,109

Schedule of Company’s Nonvested Employee Options

The following table summarizes the number of options outstanding for the years ended December 31, 2024 and December 31, 2023, and related information:

	Number of options	Weighted- average grant-date fair value price
Outstanding at December 31, 2023	481,850	9.68
Granted	542,039	13.25
Vested	(317,304)	9.99
Forfeited	(23,684)	10.83

Outstanding at December 31, 2024	682,901	12.33

Outstanding at December 31, 2022	458,218	8.24
Granted	344,182	10.80
Vested	(296,176)	8.76
Forfeited	(24,374)	9.53

Outstanding at December 31, 2023	481,850	9.68

Schedule of Consolidated Statements of Operations

The share-based compensation expense by line item in the accompanying consolidated statements of operations is summarized as follows:

	Year ended December 31
	2024	2023
Cost of sales	$303	$139
Research and development	610	240
General and administrative	4,975	1,964
Sales and marketing	719	224
	$6,607	$2,567